Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF INVESTMENTS at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 117.4%
Aerospace & Defense - 3.2%
Raytheon Technologies Corp. (1)	2,234	$180,775

Agriculture - 6.1%
Bunge Ltd. (1)	3,977	344,289

Banks - 7.8%
Comerica, Inc. (1)	2,622	216,394
Popular, Inc. (1)	2,861	222,643
		439,037
Building Materials - 4.3%
Carrier Global Corp. (1)	4,461	241,429

Chemicals - 10.4%
Air Products and Chemicals, Inc.	652	187,411
Dow, Inc. (1)(2)	3,514	193,024
Nutrien Ltd. (1)	3,054	201,930
		582,365
Commercial Services - 3.3%
H&R Block, Inc. (1)	7,753	183,591

Diversified Financial Services - 7.2%
The Charles Schwab Corp. (1)	2,394	185,272
WisdomTree Investments, Inc. (1)	35,522	218,105
		403,377
Energy - Alternate Sources - 3.2%
NextEra Energy Partners L.P. (1)	2,095	178,180

Entertainment - 2.9%
Vail Resorts, Inc. (1)	498	165,192

Food - 3.2%
Lamb Weston Holdings, Inc. (1)	3,420	177,566

Forest Products & Paper - 2.4%
International Paper Co. (1)	2,969	135,149

Healthcare - Products - 3.6%
Zimmer Biomet Holdings, Inc.	1,706	204,038

Home Builders - 2.8%
Thor Industries, Inc. (1)(2)	1,468	155,182

Insurance - 4.7%
Old Republic International Corp. (1)	11,048	264,710

Investment Companies - 6.4%
Ares Capital Corp. (1)	9,115	184,670
Golub Capital BDC, Inc. (1)	11,626	176,366
		361,036

Media - 3.6%
Comcast Corp. - Class A (1)	4,057	202,769

Mining - 4.4%
Newmont Corp. (1)	4,499	247,085

Oil & Gas - 5.5%
Exxon Mobil Corp. (1)	5,129	306,919

Packaging & Containers - 3.2%
Packaging Corp. of America (1)	1,386	180,998

Pharmaceuticals - 7.7%
AbbVie, Inc. (1)	2,005	231,137
Viatris, Inc. (1)	16,104	198,240
		429,377
Real Estate Investment Trusts (REITs) - 11.5%
American Campus Communities, Inc. (1)	3,899	201,734
American Tower Corp. (1)	825	216,546
PotlatchDeltic Corp. (1)	4,255	230,366
		648,646
Retail - 2.9%
Walgreens Boots Alliance, Inc. (1)(2)	3,631	162,669

Software - 2.0%
Activision Blizzard, Inc.	1,906	111,692

Telecommunications - 2.3%
Verizon Communications, Inc. (1)	2,567	129,043

Water - 2.8%
American Water Works Co., Inc. (1)	936	157,781
Total Common Stocks
(Cost $6,074,845)		6,592,895

Convertible Preferred Stocks - 9.1%
Real Estate Investment Trusts (REITs) - 9.1%
AGNC Investment Corp.
6.125% (1)(3)	11,629	288,864
EPR Properties
5.750% (3)	8,842	221,138
Total Convertible Preferred Stocks
(Cost $475,978)		510,002

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class X, 0.026% (4)	179,288	179,288
Total Short-Term Investments
(Cost $179,288)		179,288

Investments Purchased with Collateral from Securities Lending - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (4)	113,319	113,319
Total Investments Purchased with Collateral From Securities Lending
(Cost $113,319)		113,319

Total Investments in Securities - 131.7%
(Cost $6,843,430)		7,395,504
Liabilities in Excess of Other Assets - (31.7)%		(1,779,349)
Total Net Assets - 100.0%		$5,616,155

(1)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(2)
This security or a portion of this security was out on loan as of November 30, 2021.  Total loaned securities had a value of $109,378 or 1.9% of net assets as of November 30, 2021.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3) Perpetual maturity.
(4)	The rate shown is the annualized seven-day effective yield as of November 30, 2021.

Leatherback Long/Short Alternative Yield ETF

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2021 (Unaudited)

	Shares	Value
Common Stocks - 28.2%
Auto Manufacturers - 1.6%
Tesla, Inc. (1)	79	$90,436

Banks - 1.5%
SVB Financial Group (1)	120	83,080

Building Materials - 2.0%
Trex Co., Inc. (1)	844	112,058

Diversified Financial Services - 4.5%
BlackRock, Inc.	95	85,938
Focus Financial Partners, Inc. - Class A (1)	1,462	89,971
Stifel Financial Corp.	1,106	78,537
		254,446
Entertainment - 3.2%
DraftKings, Inc. - Class A (1)	2,730	94,322
SeaWorld Entertainment, Inc. (1)	1,437	84,769
		179,091
Food - 1.0%
Utz Brands, Inc. - Class A	3,960	55,876

Insurance - 1.6%
Trupanion, Inc. (1)	734	90,517

Internet - 3.2%
Netflix, Inc. (1)	139	89,224
Shopify, Inc. - Class A (1)	60	91,307
		180,531
Leisure Time - 1.5%
YETI Holdings, Inc. (1)	938	86,446

Retail - 4.0%
Carvana Co. - Class A (1)	313	87,771
Dave & Buster's Entertainment, Inc. (1)	1,726	56,060
Ollie's Bargain Outlet Holdings, Inc. (1)	1,278	79,095
		222,926
Semiconductors - 1.7%
NVIDIA Corp.	297	97,048

Software - 2.4%
HubSpot, Inc. (1)	81	65,360
Zoom Video Communications, Inc. - Class A (1)	317	67,017
		132,377
Total Common Stocks
(Cost ($1,496,229))		1,584,832

Total Securities Sold Short - 28.2%
(Proceeds $1,496,229)		$1,584,832

(1) Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at November 30, 2021 (Unaudited)

The Leatherback Long/Short Alternative Yield ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of November 30, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$6,592,895	$–	$–	$6,592,895
Preferred Stocks (1)	–	510,002	–	–	510,002
Short-Term Investments	–	179,288	–	–	179,288
Investments Purchased With Collateral From Securities Lending (2)	113,319	–	–	–	113,319
Total Investments in Securities	$113,319	$7,282,185	$–	$–	$7,395,504

Securities Sold Short	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$1,584,832	$–	$–	$1,584,832
Total Securities Sold Short	$–	$1,584,832	$–	$–	$1,584,832

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.